Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions
39	RELATED PARTY TRANSACTIONS

(a)	Transactions with CMCC Group
The following is a summary of principal related party transactions entered into by the Group with CMCC and its subsidiaries excluding the Group (“CMCC Group”) for the years ended December 31, 2021, 2020 and 2019.

		2021	2020	2019
	Note	Million	Million	Million
Revenue from telecommunications facilities construction services	(i)	1,607	979	495
Revenue from comprehensive support services	(ii)	329	280	197
Technical support services charges	(iii)	271	188	103
Charges for use of network assets	(iv)	4,341	1,895	1,478
Property leasing and management services charges	(v)	1,641	1,365	1,129
Additions of right-of-use assets	(v)	712	458	180
Interest expenses	(vi)	131	170	187
Net (repayment)/receipts of short-term deposits	(vi)	(7,541)	5,069	10,764
Consideration of assets transferred	(vii)	—	—	873

The outstanding balances related to transactions with CMCC Group are included in the following accounts captions summarized as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Accounts receivable	228	995
Other receivables	—	372
Prepayments and other current assets	1	6
Amount due from ultimate holding company	2,612	1,396
Right-of-use assets	631	679
Lease liabilities	728	770
Accounts payable	2,992	4,770
Accrued expenses and other payables	578	1,696
Amount due to ultimate holding company	23,478	26,714

These amounts arise in the ordinary course of business and with terms determined through mutual negotiation which are fair and reasonable.

Note:

(i)	The Group provides telecommunications facilities construction services to CMCC Group for the telecommunications project planning, design, construction, maintenance and other services.

(ii)	The Group provides comprehensive management, support and other services to CMCC Group.

(iii)	The Group purchases technical support and other services from CMCC Group.

(iv)	The Group leases network assets from CMCC Group.

(v)
The Group leases offices, retail outlets and machinery rooms from CMCC Group, with additions of right-of-use assets and charges of property leasing and management services. For the year ended December 31, 2021, property leasing and management services charges include the depreciation of right-of-use assets in relation to the property leasing amounting to
RMB413 million (2020: RMB393 million; 2019: RMB207 million), charges for property leasing and interest for lease liabilities, etc
.
amounting to RMB1,228 million (2020: RMB972 million; 2019: RMB922 million).

(vi)
The amounts represent the bank deposits received from or repaid to CMCC Group and related interest expenses. The interest rate of short-term bank deposits is negotiated based on the benchmark interest rate published by the PBOC.

(vii)	On August 9, 2019, the Group completed an acquisition of assets related to the “Village Connect” project, at a total consideration of RMB873 million.

(b)	Principal transactions with associates and joint ventures of the Group
The following is a summary of principal related party transactions entered into by the Group with the associates and joint ventures of the Group for the years ended December 31, 2021, 2020 and 2019, the terms of which are fair and reasonable.

		2021	2020	2019
	Note	Million	Million	Million
Revenue from telecommunications services	(i)	796	582	535
Technical support services charges	(ii)	4,847	2,515	474
Property leasing and management services revenue	(iii)	33	32	30
Dividend received		3,927	4,362	2,299
Related costs for use of tower assets	(iv)	41,486	41,438	39,843
Additions of right-of-use assets	(iv)	4,393	4,168	3,654
Increase/(decrease) in cash, cash equivalents and bank deposits, net	(v)	17,179	(3,228)	14,250
Increase/(decrease) in other financial assets measured at amortized cost	(vi)	304	(3,448)	(2,922)
Purchase of financial assets measured at FVPL	(vii)	18,500	16,250	76,442
Disposal of financial assets measured at FVPL	(vii)	14,549	44,414	63,080
Interest and other income	(viii)	3,174	969	6,130

The outstanding balances related to transactions with the associates and joint ventures of the Group are included in the following accounts captions summarized as follows:

	As of December 31, 2021	As of December 31, 2020
	Million	Million
Accounts receivable	260	185
Right-of-use assets	20,169	30,355
Other receivables	340	459
Cash, cash equivalents and bank deposits	75,362	56,466
Other financial assets measured at amortized cost	5,783	5,449
Financial assets measured at FVPL	30,623	25,692
Prepayments and other current assets	—	23
Lease liabilities	22,836	37,729
Accounts payable	4,692	4,691
Bills payable	3,534	1,214
Accrued expenses and other payables	9,908	8,228

Note:

(i)	The Group provides telecommunications services to Group’s associates and joint ventures for the telecommunications project planning, design and construction services and telecommunications services.

(ii)	The Group purchases technical support and other services from the Group’s associates and joint ventures.

(iii)	The Group provides property leasing and management service to China Tower and other associates and joint ventures.

(iv)
The amounts primarily represent the
right-of-use
assets and lease liabilities recognized and other services charges to China Tower for the use of telecommunications towers. For the year ended December 31, 2021, related costs for use of tower assets include the depreciation of right-of-use
assets amounting to RMB14,162 million (2020: RMB13,500 million; 2019: RMB12,887 million), charges for use of tower assets and the finance cost associated with the lease liabilities, etc. amounting to RMB27,324 million (2020: RMB27,938 million; 2019: RMB26,956 million).

(v)	The amounts represent the deposits placed with SPD Bank, the interest rate of which is negotiated based on the benchmark interest rate published by PBOC.

(vi)
The amounts represent the short-term loans granted to China Tower and debt instrument investments placed with SPD Bank. The related interest rates are mutually agreed among both parties with reference to the market interest rates.

(vii)
The amounts represent the WMPs purchased from SPD Bank and the CB publicly issued by SPD Bank. The return rates of WMPs are determined with reference to market conditions and the fair values of CB are based on quoted market prices (level 1).

(viii)
The amounts primarily represent interest income from the deposits placed with SPD Bank, the short-term loans granted to China Tower and debt instrument investments placed with SPD Bank, and the income derived from WMPs purchased from SPD Bank and the CB publicly issued by SPD Bank.

(c)	Transactions with associates and joint ventures of CMCC Group
In addition, the Group has entered into transactions with associates and joint ventures of CMCC Group during the ordinary course of the Group’s business based on terms comparable to terms of transactions enacted with other entities, the amounts of such transactions and related outstanding balances were not material.

(d)	Transactions with other government-related entities in the PRC
The Group is a government-related enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government through government authorities, agencies, affiliations and other organization (collectively referred to as “government-related entities”).
Apart from transactions with CMCC Group (notes 28 and 39(a)) and associates and joint ventures (note 39(b)), the Group has collectively, but not individually, significant transactions with other government-related entities which include but not limited to the following:

•	rendering and receiving telecommunications services, including interconnection revenue/charges

•	sharing certain telecommunications network infrastructures and spectrum

•	purchasing of goods, including use of public utilities

•	placing of bank deposits and purchasing of investment products
These transactions are conducted during the ordinary course of the Group’s business based on terms comparable to the terms of transactions enacted with other entities that are not government-related. The Group prices all its telecommunications services and products based on commercial negotiations with reference to rules and regulations stipulated by related authorities of the PRC Government, where applicable. The Group has also established its procurement policies and approval processes for purchases of products and services, which do not depend on whether the counterparties are government-related entities or not.

(e)	For key management personnel remuneration, please refer to note 11.